ADVANCES TO SUPPLIERS - THIRD PARTIES, NET (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Advance To Suppliers [Line Items]
Advances to suppliers - third parties	$ 238,776	$ 4,885,455
Less: allowance for doubtful accounts	0	(4,254,143)
Total advances to suppliers - third parties	238,776	631,312
Less: advances to suppliers - third parties held for discontinued operations	0	(40,675)
Advances to suppliers - third parties held for continuing operations	$ 238,776	$ 590,637